Secured Term Loan Facilities and Revolving Credit Facilities - Annual Principal Payments to Term Loans and Revolving Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less: current portion	$ 123,024	$ 101,558
Secured term loan facilities and revolving credit facilities, non-current portion	687,473	660,489
Secured Term Loan Facilities and Revolving Credit Facility And Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Due within one year	123,024	212,382
Due in two years	292,616	80,840
Due in three years	107,216	250,432
Due in four years	67,539	65,032
Due in five years	93,931	28,909
Thereafter	126,171	124,452
Total	$ 810,497	$ 762,047